Stock Options - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term maximum period	10 years
Option term minimum period	3 years
Corporation's stock option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance	225,000